Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

7.Inventories

Inventories are consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Finished goods	117,665	121,436
Raw materials	27,185	21,116
Inventories	144,850	142,552

For the years ended December 31, 2022, 2023 and 2024, write-downs of inventories to net realizable value amounted to RMB179,694, RMB35,695 and RMB24,344, respectively, were recognized in cost of sales.